Employee Benefit Plans	9 Months Ended
Sep. 30, 2011
Employee Benefit Plans
Employee Benefit Plans

11. Employee Benefit Plans

        The Group's PRC subsidiaries and VIEs are required by law to contribute a certain percentages of applicable salaries for retirement benefits, medical insurance benefits, housing funds, unemployment and other statutory benefits. The PRC government is directly responsible for the payments of such benefits. The Group contributed $12,290,297 and $21,802,858 for the nine months ended September 30, 2010 and 2011, respectively, for such benefits.